KEELEY Small Cap Dividend Value Fund
Schedule of Investments—December 31, 2021 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 96.0%
Automotive  — 1.5%
77,962 Winnebago Industries Inc. ................................ $ 5,840,913
Automotive: Parts and Accessories  — 0.7%
76,500 Allison Transmission Holdings Inc. ................. 2,780,775
Banking  — 14.8%
132,048 Atlantic Union Bankshares Corp. ..................... 4,924,070
179,312 Cadence Bank .................................................... 5,341,704
41,366 Cambridge Bancorp ........................................... 3,871,444
109,877 Columbia Banking System Inc. ......................... 3,595,175
129,124 First Bancorp/Southern Pines NC .................... 5,903,549
61,394 Glacier Bancorp Inc. .......................................... 3,481,040
95,260 Independent Bank Group Inc. .......................... 6,873,009
184,183 OceanFirst Financial Corp. ............................... 4,088,863
164,752 South Plains Financial Inc. ................................ 4,581,753
152,899 The Bank of NT Butterfield & Son Ltd. ............ 5,826,981
99,316 Timberland Bancorp Inc. ................................... 2,751,053
57,984 Wintrust Financial Corp. ................................... 5,266,107
56,504,748
Broadcasting  — 1.8%
46,534 Nexstar Media Group Inc., Cl. A ...................... 7,025,703
Building and Construction  — 6.2%
131,073 Apogee Enterprises Inc. .................................... 6,311,165
142,767 KB Home ............................................................ 6,385,968
102,567 KBR Inc. .............................................................. 4,884,241
252,888 Primoris Services Corp. ..................................... 6,064,254
23,645,628
Business Services  — 5.5%
99,548 ABM Industries Inc. ........................................... 4,066,536
251,465 City Office REIT Inc. .......................................... 4,958,890
236,320 Outfront Media Inc., REIT ................................ 6,338,102
114,505 STAG Industrial Inc., REIT ............................... 5,491,660
20,855,188
Computer Software and Services  — 2.6%
115,836 Progress Software Corp. .................................... 5,591,404
46,023 TTEC Holdings Inc. ........................................... 4,167,382
9,758,786
Consumer Products  — 4.5%
272,767 Culp Inc. ............................................................. 2,594,014
135,214 Kontoor Brands Inc. ........................................... 6,929,718
111,925 Nu Skin Enterprises Inc., Cl. A ......................... 5,680,194
78,273 The Aaron's Co. Inc. .......................................... 1,929,429
17,133,355
Consumer Services  — 1.7%
90,812 National Storage Affiliates Trust, REIT ............ 6,284,190
Diversified Industrial  — 10.1%
424,219 GrafTech International Ltd. .............................. 5,018,511
212,718 Griffon Corp. ...................................................... 6,058,209
143,254 Hillenbrand Inc. ................................................. 7,447,775
24,120 John Bean Technologies Corp. .......................... 3,703,867
68,728 Maxar Technologies Inc. .................................... 2,029,538
122,301 Olin Corp. ........................................................... 7,034,754
48,302 Spirit AeroSystems Holdings Inc., Cl. A .......... 2,081,333
86,732 VSE Corp. ........................................................... 5,285,448
38,659,435
Shares
Market
Value
Electronics  — 0.8%
31,916 Dolby Laboratories Inc., Cl. A .......................... $ 3,039,041
Energy and Utilities  — 12.5%
70,166 ALLETE Inc. ....................................................... 4,655,514
97,484 Argan Inc. ........................................................... 3,771,656
184,184 Atlantica Sustainable Infrastructure plc ........... 6,586,420
69,921 Black Hills Corp. ................................................ 4,934,325
148,128 Delek U.S. Holdings Inc.† ................................. 2,220,439
218,099 International Seaways Inc. ................................ 3,201,693
68,703 Oasis Petroleum Inc. .......................................... 8,655,891
316,231 Primo Water Corp. ............................................. 5,575,153
210,252 South Jersey Industries Inc. .............................. 5,491,782
2,193 Texas Pacific Land Corp. ................................... 2,738,772
47,831,645
Equipment and Supplies  — 2.6%
155,922 Cactus Inc., Cl. A ................................................ 5,945,306
23,388 Regal Rexnord Corp. ......................................... 3,980,170
9,925,476
Financial Services  — 15.4%
80,397 Air Lease Corp. .................................................. 3,555,959
284,432 Alpine Income Property Trust Inc., REIT ........ 5,700,017
129,124 Brightsphere Investment Group Inc. ................ 3,305,574
126,720 Enact Holdings Inc. ........................................... 2,619,302
288,720 Global Net Lease Inc., REIT .............................. 4,411,642
110,980 James River Group Holdings Ltd. .................... 3,197,334
145,937 Pacific Premier Bancorp Inc. ............................. 5,841,858
185,645 Provident Financial Services Inc. ...................... 4,496,322
198,801 Silvercrest Asset Management Group Inc.,
Cl. A ................................................................. 3,413,413
63,352 SouthState Corp. ................................................ 5,075,129
138,382 Synovus Financial Corp. ................................... 6,624,346
159,882 Victory Capital Holdings Inc., Cl. A ................. 5,840,490
164,449 Virtu Financial Inc., Cl. A .................................. 4,741,065
58,822,451
Health Care  — 7.4%
272,873 CareTrust REIT Inc. ........................................... 6,229,691
10,233 Chemed Corp. .................................................... 5,413,666
132,156 Perrigo Co. plc ................................................... 5,140,868
291,380 Sabra Health Care REIT Inc. ............................. 3,945,285
88,438 The Ensign Group Inc. ...................................... 7,425,255
28,154,765
Hotels and Gaming  — 1.3%
29,966 Marriott Vacations Worldwide Corp. .............. 5,063,655
Metals and Mining  — 2.0%
68,311 Compass Minerals International Inc. ............... 3,489,326
45,071 Kaiser Aluminum Corp. .................................... 4,233,970
7,723,296
Paper and Forest Products  — 1.1%
338,094 Mercer International Inc. ................................... 4,053,747
Retail  — 3.5%
207,329 Del Taco Restaurants Inc. .................................. 2,581,246
43,366 Jack in the Box Inc. ............................................. 3,793,658
65,780 Penske Automotive Group Inc. ......................... 7,052,931
13,427,835
TOTAL COMMON STOCKS ......................... 366,530,632

KEELEY Small Cap Dividend Value Fund
Schedule of Investments (Continued)—December 31, 2021 (Unaudited)
2
__________
Shares
Market
Value
RIGHTS  — 0.0%
Broadcasting  — 0.0%
851,756 Media General Inc., CVR†(a) ............................ $ 1
SHORT TERM INVESTMENT  — 4.0%
Other Investment Companies  — 4.0%
15,202,837 Fidelity Government Portfolio, Cl. I, 0.010%* . 15,202,837
TOTAL INVESTMENTS — 100.0%
(Cost $273,515,697) ......................................... $ 381,733,470
* 1 day yield as of December 31, 2021.
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
CVR Contingent Value Right
REIT Real Estate Investment Trust